Investment securities, including securities measured at fair value (Details 1) (Corporate Convertible Bond [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Corporate Convertible Bond [Member]
Corporate bond-available for sale, Aggregate Cost	$ 4,365
Corporate bond-available for sale, Gross unrealized gains	596
Corporate bond-available for sale, Discount amortization	119
Corporate bond-available for sale, Aggregate market value	5,080
Conversion option, Aggregate Cost	684
Conversion option, Gross unrealized gains	0
Conversion option, Gross unrealized losses	510
Conversion option, Fair value	$ 174